Condensed Interim Statements of Changes In Shareholders’ Deficiency Equity ₪ in Thousands, $ in Thousands		Share capital ILS (₪)	Share capital USD USD ($)	[1]	Share premium ILS (₪)	Share premium USD USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD USD ($)	ILS (₪)	Total Equity USD USD ($)
Balance at Dec. 31, 2018		[1]			₪ 179,929		₪ (211,144)		₪ (30,215)
Total comprehensive loss							(66,178)		(66,178)
Issuance of ordinary shares, net of issuance costs		[1]			70,390				70,390
Exercise of options		[1]			1,402				1,402
Share-based compensation					5,168				5,168
Balance at Sep. 30, 2019		[1]			256,889	$ 74,655	(277,322)	$ (80,593)	(20,433)	$ (5,938)
Balance at Dec. 31, 2018		[1]			179,929		(211,144)		(30,215)
Total comprehensive loss							(109,194)		(109,194)
Issuance of ordinary shares, net of issuance costs		[1]			70,270				70,270
Exercise of options					1,402				1,402
Share-based compensation					3,684				3,684
Balance at Dec. 31, 2019		[1]			255,285	74,189	(320,338)	(93,094)	(65,053)	(18,905)
Balance at Mar. 31, 2019	[1]
Total comprehensive loss
Exercise of options	[1]
Share-based compensation
Balance at Sep. 30, 2019		[1]			256,889	74,655	(277,322)	(80,593)	(20,433)	(5,938)
Balance at Jun. 30, 2019		[1]			185,454		(257,967)		(72,513)
Total comprehensive loss							(19,355)		(19,355)
Issuance of ordinary shares, net of issuance costs		[1]			70,390				70,390
Share-based compensation					1,045				1,045
Balance at Sep. 30, 2019		[1]			256,889	74,655	(277,322)	(80,593)	(20,433)	(5,938)
Balance at Dec. 31, 2019		[1]			255,285	74,189	(320,338)	(93,094)	(65,053)	(18,905)
Total comprehensive loss							9,642		9,642
Exercise of warrants					45,274				45,274
Exercise of options					166				166
Share-based compensation					8,130				8,130
Balance at Sep. 30, 2020		[1]			308,855	89,757	(310,696)	(90,292)	(1,841)	(535)
Balance at Jun. 30, 2020		[1]			304,089		(366,011)		(61,922)
Total comprehensive loss		[1]					55,315		55,315
Exercise of options					166				166
Share-based compensation					4,600				4,600
Balance at Sep. 30, 2020		[1]			₪ 308,855	$ 89,757	₪ (310,696)	$ (90,292)	₪ (1,841)	$ (535)

[1]	Represents less than NIS\USD 1.